Investments In And Advances To, And Transactions With Associated Companies (Purchases And Dividends Received From Associated Companies) (Detail) (Toshiba Matsushita Display Technology Co., Ltd. [Member], JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Toshiba Matsushita Display Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Purchases from	¥ 278,342	¥ 198,560	¥ 287,598
Dividends received	¥ 3,603	¥ 4,968	¥ 4,301